Capital Stock and Changes in Capital Accounts	12 Months Ended
Dec. 31, 2011
Capital Stock and Changes in Capital Accounts [Abstract]
Capital Stock and Changes in Capital Accounts

12.       Capital Stock and Changes in Capital Accounts

  Preferred stock and common stock: Under the amended articles of incorporation in May 2008 discussed in Note 1, the Company's authorized capital stock consists of 200,000,000 shares (all in registered form) of common stock, par value $0.01 per share and of 25,000,000 shares (all in registered form) of preferred stock, par value $0.01 per share. The holders of the common shares are entitled to one vote on all matters submitted to a vote of stockholders and to receive all dividends, if any.

  Incentive plan: In February 2005, the Company adopted an equity incentive plan (the “Plan”) which entitles the Company's employees, officers and directors to receive options to acquire the Company's common stock. A total of 2,800,000 shares of common stock are available for issuance under the plan. The plan is administered by the Company's Board of Directors. Under the terms of the plan, the Company's Board of Directors is able to grant a) incentive stock options, b) non-qualified stock options, c) stock appreciation rights, d) dividend equivalent rights, e) restricted stock, f) unrestricted stock, g) restricted stock units, and h) performance shares. No options, stock appreciation rights or restricted stock units can be exercisable prior to the first anniversary or subsequent to the tenth anniversary of the date on which such award was granted. The plan will expire 10 years from the adoption of the plan by the Board of Directors. On October 21, 2008, the Stock Incentive Plan was amended and restated. Under the amended and restated Plan, the Administrator may waive or modify the application of forfeiture of awards of restricted stock and performance shares in connection with cessation of service with the Company. The Company's Board of Directors delegated to the members of the Compensation Committee its authority as Administrator of the Plan to vest restricted stock awards granted under the Plan in the event of the grantee's death. On May 2, 2011, the Company's board of directors approved to adopt the Diana Shipping Inc. 2011 Equity Incentive Plan, with substantially the same terms and provisions as the Company's Amended and Restated 2005 Equity Incentive Plan. Under the 2011 Equity Incentive Plan, an aggregate of 5,000,000 common shares will be available for issuance under the Plan.

During 2011, the Company's Board of Directors approved the grant of 616,055 shares of restricted common stock to executive management and non-executive directors pursuant to the Company's 2005 equity incentive plan as amended in 2008, and in accordance with terms and conditions of Restricted Shares Award Agreements signed by the grantees, having a fair value of $7,787. The restricted shares will vest over a period of 3 years by one-third each year, and are subject to forfeiture until they vest. Unless they forfeit, grantees have the right to vote, to receive and retain all dividends paid and to exercise all other rights, powers and privileges of a holder of shares.

The Company follows the provisions in ASC 718 “Compensation – Stock Compensation”, for purposes of accounting for such share-based payments. All share-based compensation provided to employees is recognized in accordance with the relevant guidance, and is included in General and administrative expenses in the accompanying consolidated statements of income.

Restricted stock during the years ended December 31, 2011, 2010 and 2009 is analyzed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2008	675,500	$19.07
Granted	364,200	$12.10
Vested	(125,167)	$20.28
Forfeited or expired	-	$-
Outstanding at December 31, 2009	914,533	$16.13
Granted	519,926	$14.29
Vested	(246,572)	$16.25
Forfeited or expired	-	$-
Outstanding at December 31, 2010	1,187,887	$15.30
Granted	616,055	$12.64
Vested	(419,880)	$15.44
Forfeited or expired	-	$-
Outstanding at December 31, 2011	1,384,062	$14.07

The fair value of the restricted shares has been determined with reference to the closing price of the Company's stock on the date the agreements were signed. The aggregate compensation cost is being recognized ratably in the consolidated income statement over the respective vesting periods. During 2011, 2010, and 2009, an amount of $8,087, $6,151, and $3,944, respectively, was recognized in General and administrative expenses. At December 31, 2011 and 2010, the total unrecognized cost relating to restricted share awards was $13,212 and $13,512, respectively. At December 31, 2011, the weighted-average period over which the total compensation cost related to non-vested awards not yet recognized is expected to be recognized is 1.04 years.

  Dividend Reinvestment and Direct Stock Purchase Plan (“DRIP”): In April 2008, the Company entered into a Plan for 2,500,000 shares of common stock to allow existing shareholders to purchase additional common stock by reinvesting all or a portion of the dividends paid on their common stock and by making optional cash investments and new investors to enter into the Plan by making an initial investment. During the period from January 1, 2011 until its termination in April 2011, 1,640 shares were issued pursuant to the DRIP in addition to the 21,187 shares issued as at December 31, 2010.

  Share repurchase agreement: In December 2011, the Company entered into an agreement with Goldman, Sachs & Co. (the “Broker”) to repurchase its stock according to Rule 10b5-1(c)(l) and to the extend applicable to Rule 10b-18 under the Securities and Exchange Act of 1934. Under the terms of the agreement the Broker may purchase shares in the open market or through privately negotiated transactions. The agreement will terminate the earlier of February 29, 2012 and the date the purchased stock amounts to $10,000 (excluding commissions), unless there are other conditions to terminate the agreement earlier. As at December 31, 2011, the Company had repurchased 154,091 shares, amounting to $1,187, which were cancelled.

  Diana Containerships Inc.: On April 6, 2010, the Company invested $50,000 in a private offering of 5,892,330 shares of common stock of Diana Containerships pursuant to Rule 144A and Regulation S and Regulation D of the Securities Act of 1933, as amended, and acquired 3,333,333 common shares of Diana Containerships. The difference between the consideration paid by Diana during the offering and the book value of Diana's share in Diana Containerships's net proceeds from the offering, amounting $3,438, was recognized directly as an adjustment to additional paid-in capital.

On April 6, 2010, Diana Containerships issued 213,331 common shares of restricted stock with a grant date fair value of $3,200 to its executive officers, of which 25%, or 53,335 shares, vested on May 6, 2010 and the remaining shares vest ratably over three years by one-third each year. For 2010, an amount of $1,331 was recognized in General and administrative expenses, of which $604 is attributable to non-controlling interests, while for 2011, and until DCI's spin-off, $7 were recognized in General and administrative expenses.